N-4	Dec. 31, 2025
Prospectus:
Document Type	N-4
Entity Registrant Name	MASSACHUSETTS MUTUAL VARIABLE ANNUITYSEPARATE ACCOUNT 4
Entity Central Index Key	0001052766
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2025
Amendment Flag	false
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]
Fund Type	Fund and Adviser/Sub-Adviser	Current Expenses (expenses/ average assets)	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Large Cap Blend	MML Focused Equity Fund (Service Class I) Adviser: MML Investment Advisers, LLC Sub-Adviser: J.P. Morgan Investment Management Inc.	1.02%(*)	7.75%	8.48%	12.23%
International/Global	MML Foreign Fund (Service Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: Putnam Investment Management, LLC	1.09%	32.36%	8.76%	6.46%

Variable Option [Line Items]
Portfolio Companies [Table Text Block]
Fund Type	Fund and Adviser/Sub-Adviser	Current Expenses (expenses/ average assets)	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Large Cap Blend	MML Focused Equity Fund (Service Class I) Adviser: MML Investment Advisers, LLC Sub-Adviser: J.P. Morgan Investment Management Inc.	1.02%(*)	7.75%	8.48%	12.23%
International/Global	MML Foreign Fund (Service Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: Putnam Investment Management, LLC	1.09%	32.36%	8.76%	6.46%

MML Focused Equity Fund (Service Class I) [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	MML Focused Equity Fund (Service Class I)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	7.75%
Average Annual Total Returns, 5 Years [Percent]	8.48%
Average Annual Total Returns, 10 Years [Percent]	12.23%
MML Foreign Fund (Service Class) [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	MML Foreign Fund (Service Class)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Putnam Investment Management, LLC
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	32.36%
Average Annual Total Returns, 5 Years [Percent]	8.76%
Average Annual Total Returns, 10 Years [Percent]	6.46%